COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Lease Payments for Non-cancelable Operating Leases
	Related party	Non-related party	Total

2015	1,800	1,724,728	1,726,528
2016	1,650	1,743,069	1,744,719
2017	500	1,734,734	1,735,234
2018		1,687,156	1,687,156
2019	-	1,612,866	1,612,866
Thereafter	-	8,323,195	8,323,195
Total	3,950	16,825,748	16,829,698